Legal Proceedings	12 Months Ended
Dec. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS
Legal Proceedings
Johnson & Johnson and certain of its subsidiaries are involved in various lawsuits and claims regarding product liability, intellectual property, commercial and other matters; governmental investigations; and other legal proceedings that arise from time to time in the ordinary course of their business.
The Company records accruals for such contingencies when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. As of December 30, 2012, the Company has determined that the liabilities associated with certain litigation matters are probable and can be reasonably estimated. The Company has accrued for these matters and will continue to monitor each related legal issue and adjust accruals for new information and further developments in accordance with ASC 450-20-25. For these and other litigation and regulatory matters currently disclosed for which a loss is probable or reasonably possible, the Company is unable to determine an estimate of the possible loss or range of loss beyond the amounts already accrued. These matters can be affected by various factors, including whether damages sought in the proceedings are unsubstantiated or indeterminate; scientific and legal discovery has not commenced or is not complete; proceedings are in early stages; matters present legal uncertainties; there are significant facts in dispute; or there are numerous parties involved.
In the Company's opinion, based on its examination of these matters, its experience to date and discussions with counsel, the ultimate outcome of legal proceedings, net of liabilities accrued in the Company's balance sheet, is not expected to have a material adverse effect on the Company's financial position. However, the resolution in any reporting period of one or more of these matters, either alone or in the aggregate, may have a material adverse effect on the Company's results of operations and cash flows for that period.
PRODUCT LIABILITY

Certain subsidiaries of Johnson & Johnson are involved in numerous product liability cases. The damages claimed are substantial, and while these subsidiaries are confident of the adequacy of the warnings and instructions for use that accompany the products at issue, it is not feasible to predict the ultimate outcome of litigation. The Company has established product liability accruals in compliance with ASC 450-20 based on currently available information, which in some cases may be limited. Changes to the accruals may be required in the future as additional information becomes available.
Multiple products of Johnson & Johnson subsidiaries are subject to product liability claims and lawsuits in which claimants seek substantial compensatory and, where available, punitive damages, including LEVAQUIN®, the ASR™ XL Acetabular System and DePuy ASR™ Hip Resurfacing System, the PINNACLE® Acetabular Cup System, RISPERDAL®, pelvic meshes, DURAGESIC®/fentanyl patches and TOPAMAX®. As of December 30, 2012, in the U.S. there were approximately 2,100 plaintiffs with direct claims in pending lawsuits regarding injuries allegedly due to LEVAQUIN®, 10,750 with respect to the ASR™ XL Acetabular System and DePuy ASR™ Hip Resurfacing System, 3,300 with respect to the PINNACLE® Acetabular Cup System, 425 with respect to RISPERDAL®, 4,000 with respect to pelvic meshes, 30 with respect to DURAGESIC®/fentanyl patches and 75 with respect to TOPAMAX®.
In August 2010, DePuy Orthopaedics, Inc. (DePuy) announced a worldwide voluntary recall of its ASR™ XL Acetabular System and DePuy ASR™ Hip Resurfacing System used in hip replacement surgery. Claims for personal injury have been made against DePuy and Johnson & Johnson, and the number of pending lawsuits continues to increase. Cases filed in Federal courts in the United States have been organized as a multi-district litigation in the United States District Court for the Northern District of Ohio. Litigation has also been filed in countries outside of the United States, primarily in the United Kingdom, Canada and Australia. The Company continues to receive information with respect to potential costs associated with this recall. During the fiscal third and fourth quarters of 2012, the Company increased its accruals for the DePuy ASR™ Hip recall program and related product liability after the Company completed an analysis of new information, including the number of expected claims, recently updated revision rates of the recalled products and product liability expense per case. Changes to these accruals may be required in the future as additional information becomes available.
Claims for personal injury have also been made against DePuy and Johnson & Johnson relating to DePuy's PINNACLE® Acetabular Cup System. The number of pending product liability lawsuits continues to increase, and the Company continues to receive information with respect to potential costs and the anticipated number of cases. Cases filed in Federal courts in the United States have been organized as a multi-district litigation in the United States District Court for the Northern District of Texas. The Company has established a product liability accrual in anticipation of product liability litigation associated with DePuy's PINNACLE® Acetabular Cup System. Changes to this accrual may be required in the future as additional information becomes available.
Claims for personal injury have been made against Ethicon, Inc. (Ethicon) and Johnson & Johnson arising out of Ethicon's pelvic mesh devices used to treat stress urinary incontinence and pelvic organ prolapse. The number of pending product liability lawsuits continues to increase, and the Company continues to receive information with respect to potential costs and the anticipated number of cases. Cases filed in Federal courts in the United States have been organized as a multi-district litigation in the United States District Court for the Southern District of West Virginia. In addition, a class action and several individual personal injury cases have been commenced in Canada and Australia seeking damages for alleged injury resulting from Ethicon's pelvic mesh devices. The Company has established a product liability accrual in anticipation of product liability litigation associated with Ethicon's pelvic mesh products. Changes to this accrual may be required in the future as additional information becomes available.
The Company believes that the ultimate resolution of these matters based on historical and reasonably likely future trends is not expected to have a material adverse effect on the Company's financial position, annual results of operations and cash flows. The resolution in any interim reporting period could have a material impact on the Company's results of operations and cash flows for that period.

INTELLECTUAL PROPERTY

Certain subsidiaries of Johnson & Johnson are subject, from time to time, to legal proceedings and claims related to patent, trademark and other intellectual property matters arising out of their business. The most significant of these matters are described below.

PATENT INFRINGEMENT

Certain subsidiaries of Johnson & Johnson are involved in lawsuits challenging the coverage and/or validity of the patents on their products. Although these subsidiaries believe that they have substantial defenses to these challenges with respect to all material patents, there can be no assurance as to the outcome of these matters, and a loss in any of these cases could potentially adversely affect the ability of these subsidiaries to sell their products, or require the payment of past damages and future royalties.

Medical Devices and Diagnostics

In October 2004, Tyco Healthcare Group, LP (Tyco) and U.S. Surgical Corporation filed a lawsuit against Ethicon Endo-Surgery, Inc. (EES) in the United States District Court for the District of Connecticut alleging that several features of EES's HARMONIC® Scalpel infringed four Tyco patents. In October 2007, on motions for summary judgment prior to the initial trial, a number of claims were found invalid and a number were found infringed. However, no claim was found both valid and infringed. Trial commenced in December 2007, and the Court dismissed the case without prejudice on grounds that Tyco did not own the patents in suit. The dismissal without prejudice was affirmed on appeal. In January 2010, Tyco filed another complaint in the United States District Court for the District of Connecticut asserting infringement of three of the four patents from the previous lawsuit and adding new products. Tyco is seeking monetary damages and injunctive relief. The case was tried in July 2012, and the parties are awaiting a decision from the Court.
In October 2007, Bruce Saffran (Saffran) filed a patent infringement lawsuit against Johnson & Johnson and Cordis Corporation (Cordis) in the United States District Court for the Eastern District of Texas alleging infringement on U.S. Patent No. 5,653,760. In January 2011, a jury returned a verdict finding that Cordis's sales of its CYPHER® Stent willfully infringed the '760 patent. The jury awarded Saffran $482 million. In March 2011, the Court entered judgment against Cordis in the amount of $593 million, representing the jury verdict, plus $111 million in pre-judgment interest. Cordis has appealed the judgment. Oral argument was heard in December 2012, and a decision from the Court of Appeals is pending. Because the Company believes that the potential for an unfavorable outcome is not probable, it has not established an accrual with respect to the case.
In November 2007, Roche Diagnostics Operations, Inc., et al. (Roche) filed a patent infringement lawsuit against LifeScan, Inc. (LifeScan) in the United States District Court for the District of Delaware, accusing LifeScan's entire OneTouch® line of blood glucose monitoring systems of infringement of two patents related to the use of microelectrode sensors. In September 2009, LifeScan obtained a favorable ruling on claim construction that precluded a finding of infringement. The Court entered judgment against Roche in July 2010 and Roche appealed.  The Court of Appeals reversed the District Court's ruling on claim construction and remanded the case to the District Court for new findings on the issue. The parties are awaiting a ruling on claim construction. Roche is seeking monetary damages and injunctive relief.
In June 2009, Rembrandt Vision Technologies, L.P. (Rembrandt) filed a patent infringement lawsuit against Johnson & Johnson Vision Care, Inc. (JJVC) in the United States District Court for the Eastern District of Texas alleging that JJVC's manufacture and sale of its ACUVUE®ADVANCE® and ACUVUE® OASYS® Hydrogel Contact Lenses infringe their U.S. Patent No. 5,712,327 (the Chang patent). Rembrandt is seeking monetary relief. The case was transferred to the United States District Court for the Middle District of Florida. In May 2012, the jury returned a verdict holding that neither of the accused lenses infringe the '327 patent. Rembrandt has filed an appeal with the United States Court of Appeals for the Federal Circuit.
In November 2011, Howmedica Osteonics Corp. (Howmedica) and Stryker Ireland Ltd. (Stryker) filed a patent infringement lawsuit against DePuy Orthopaedics, Inc. (DePuy) in the United States District Court for the District of New Jersey alleging infringement by DePuy's PINNACLE® Acetabular Cup System and DURALOC® Acetabular Cup System of a patent relating to a dual-locking mechanism feature in an acetabular cup system. Howmedica and Stryker are seeking monetary damages and injunctive relief. DePuy filed its answer in February 2012 and filed a counterclaim asserting that Stryker's Trident Acetabular Hip System infringes DePuy's U.S. Patent No. 6,610,097. DePuy is seeking damages and injunctive relief from Howmedica and Stryker.
In May 2012, Medtronic Minimed, Inc., Medtronic Puerto Rico Operations Co. and MiniMed Distribution Corp. (collectively, Medtronic Minimed) filed a patent infringement lawsuit against Animas Corporation in the United States District Court for the Central District of California alleging that Animas' OneTouch® Ping® Glucose Management System infringes nine of their patents.  Medtronic Minimed is seeking monetary damages and injunctive relief.
In June 2012, DePuy Orthopaedics, Inc. (DePuy) filed a declaratory judgment action against Orthopaedic Hospital (OH) in the United States District Court for the Northern District of Indiana seeking a declaration of the parties' rights and obligations under a Patent Rights and License Agreement between the parties related to development of a polyethylene material. OH has claimed that DePuy owes royalties on products made with anti-oxidant polyethylene. DePuy disputes that it owes such royalties to OH and is thus seeking a declaration from the Court on disputed contractual provisions. After DePuy filed the declaratory judgment action, OH filed a separate suit on the same subject matter in the United States District Court for the Central District of California, and moved for consolidation with the California case.

Pharmaceutical

In May 2009, Abbott Biotechnology Ltd. (Abbott) filed a patent infringement lawsuit against Centocor, Inc. (Centocor) (now Janssen Biotech, Inc. (JBI)) in the United States District Court for the District of Massachusetts alleging that SIMPONI® infringes Abbott's U.S. Patent Nos. 7,223,394 and 7,541,031 (the Salfeld patents). Abbott is seeking monetary damages and injunctive relief. In April 2012, the parties participated in an arbitration on the issue of JBI's defense that Abbott is equitably estopped from asserting the patents. In May 2012, the arbitrator rejected JBI's defense. The case has been reinstated in the District Court and fact discovery is ongoing.
In August 2009, Abbott GmbH & Co. (Abbott GmbH) and Abbott Bioresearch Center filed a patent infringement lawsuit against Centocor (now JBI) in the United States District Court for the District of Massachusetts alleging that STELARA® infringes two United States patents assigned to Abbott GmbH. JBI filed a complaint in the United States District Court for the District of Columbia for a declaratory judgment of non-infringement and invalidity of the Abbott GmbH patents, as well as a Complaint for Review of a Patent Interference Decision that granted priority of invention on one of the two asserted patents to Abbott GmbH. The cases have been transferred from the District of Columbia to the District of Massachusetts. Trial was held in September 2012 with a jury verdict in favor of Centocor, invalidating Abbott's patent claims. Post-trial briefing has been completed and the parties are awaiting a decision. Also in August 2009, Abbott GmbH and Abbott Laboratories Limited brought a patent infringement lawsuit in The Federal Court of Canada alleging that STELARA® infringes Abbott GmbH's Canadian patent. A trial is scheduled for December 2013 in the Canadian Case. In addition to the U.S. and Canadian litigations, in August 2012, Abbott filed patent infringement lawsuits in the Netherlands, Switzerland and Germany. In each of the above cases, Abbott is seeking monetary damages and injunctive relief.

LITIGATION AGAINST FILERS OF ABBREVIATED NEW DRUG APPLICATIONS (ANDAs)

The following summarizes lawsuits pending against generic companies that filed Abbreviated New Drug Applications (ANDAs) seeking to market generic forms of products sold by various subsidiaries of Johnson & Johnson prior to expiration of the applicable patents covering those products. These ANDAs typically include allegations of non-infringement, invalidity and unenforceability of these patents. In the event the subsidiaries are not successful in these actions, or the statutory 30-month stays expire before the United States District Court rulings are obtained, the third-party companies involved will have the ability, upon approval of the United States Food and Drug Administration (FDA), to introduce generic versions of the products at issue, resulting in very substantial market share and revenue losses for those products.
CONCERTA®

A number of generic companies have filed ANDAs seeking approval to market generic versions of CONCERTA®. In September 2011, a settlement agreement was entered into with Kremers-Urban, LLC and KUDCO Ireland, Ltd. (collectively, KUDCO) pursuant to which KUDCO was granted a license under the patent-in-suit to market its generic version of CONCERTA® starting on July 1, 2012, if and when KUDCO obtains FDA approval.
In November 2010, ALZA Corporation (ALZA) and Ortho-McNeil-Janssen Pharmaceuticals, Inc. (OMJPI) (now Janssen Pharmaceuticals, Inc. (JPI)) filed a patent infringement lawsuit in the United States District Court for the District of Delaware against Impax Laboratories, Inc. (Impax), Teva Pharmaceuticals USA, Inc., and Teva Pharmaceutical Industries Ltd. (collectively, Teva) in response to Impax and Teva's filing of a major amendment to its ANDA seeking approval to market a generic version of CONCERTA® before the expiration of ALZA and JPI's patent relating to CONCERTA®. Impax and Teva filed counterclaims alleging non-infringement and invalidity. In May 2011, ALZA and JPI filed a second lawsuit against Teva in response to Teva's filing of a second major amendment to its ANDA seeking approval to market additional dosage strengths of its generic CONCERTA® product before the expiration of ALZA and JPI's patent relating to CONCERTA®. In each of the above cases, ALZA and JPI sought an Order enjoining the defendants from marketing its generic version of CONCERTA® prior to the expiration of ALZA and JPI's CONCERTA® patent. In September 2012, a settlement agreement was entered into with Impax and Teva pursuant to which those parties were granted a license under the patent-in-suit to market their generic version of CONCERTA® starting July 14, 2013 (or earlier under certain circumstances), if and when they obtain FDA approval.
ORTHO TRI-CYCLEN® LO

A number of generic companies have filed ANDAs seeking approval to market generic versions of ORTHO TRI-CYCLEN® LO. In February 2012, JPI and Watson Laboratories, Inc. and Watson Pharmaceuticals, Inc. (collectively, Watson) entered into a settlement agreement. Pursuant to the settlement agreement, the parties entered into a supply agreement whereby JPI will supply to Watson a combinational oral contraceptive containing certain specified compounds from December 31, 2015 (or earlier under certain circumstances) through the expiration of the '815 patent on December 6, 2019. In addition, in the event Watson does not wish to exercise its rights under the supply agreement, JPI has granted Watson a license to market Watson's ANDA product from December 31, 2015 (or earlier under certain circumstances) through December 6, 2019.
In January 2010, OMJPI (now JPI) filed a patent infringement lawsuit against Lupin Ltd. and Lupin Pharmaceuticals, Inc. (collectively, Lupin) in the United States District Court for the District of New Jersey in response to Lupin's ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of JPI's patent relating to ORTHO TRI-CYCLEN® LO (the OTCLO patent). Lupin filed a counterclaim alleging invalidity of the patent. Trial concluded in June 2012, and in September 2012, the Court issued a decision in favor of JPI. In particular, the Court ordered that the effective date of the approval of Lupin's ANDA (which had previously been approved) be not earlier than the expiration of the OTCLO patent. Lupin has appealed the decision to the Court of Appeals for the Federal Circuit. Oral argument was heard in February 2013, and the Court's decision is pending.
In November 2010, OMJPI (now JPI) filed a patent infringement lawsuit against Mylan Inc. and Mylan Pharmaceuticals, Inc. (collectively, Mylan), and Famy Care, Ltd. (Famy Care) in the United States District Court for the District of New Jersey in response to Famy Care's ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of the OTCLO patent. Mylan and Famy Care filed counterclaims alleging invalidity of the patent. In November 2012, JPI and Mylan entered into a settlement agreement pursuant to which Mylan was granted a license under the OTCLO patent to market its generic version of ORTHO TRI-CYCLEN® LO starting December 31, 2015 (or earlier under certain circumstances), if and when they obtain FDA approval.
In October 2011, JPI filed a patent infringement lawsuit against Sun Pharma Global FZE and Sun Pharmaceutical Industries (collectively, Sun) in the United States District Court for the District of New Jersey in response to Sun's ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of the OTCLO patent.
In May 2012, JPI filed a patent infringement lawsuit against Haupt Pharma, Inc., Ranbaxy Laboratories Limited and Ranbaxy Inc. (collectively, Haupt) in the United States District Court for the District of New Jersey in response to Haupt's ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of the OTCLO patent. In December 2012, JPI and Haupt entered into a settlement agreement pursuant to which Haupt was granted a license under the OTCLO patent to market its generic version of ORTHO TRI-CYCLEN® LO starting December 31, 2015 (or earlier under certain circumstances), if and when they obtain FDA approval.
In August 2012, JPI filed a patent infringement lawsuit against Glenmark Generics Ltd. and Glenmark Generics Inc., USA (collectively, Glenmark) in the United States District Court for the District of New Jersey in response to Glenmark's ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of the OTCLO patent. In November 2012, a settlement agreement was entered into with Glenmark pursuant to which Glenmark was granted a license under the OTCLO patent to market its generic version of ORTHO TRI-CYCLEN® LO starting December 31, 2015 (or earlier under certain circumstances), if and when they obtain FDA approval.
In each of the above cases, JPI sought or is seeking an Order enjoining the defendants from marketing their generic versions of ORTHO TRI-CYLCEN® LO before the expiration of the OTCLO patent.

PREZISTA®

A number of generic companies have filed ANDAs seeking approval to market generic versions of PREZISTA®. In November 2010, Tibotec, Inc. (now Tibotec, LLC) and Tibotec Pharmaceuticals (now Janssen R&D Ireland) (collectively, Tibotec) filed a patent infringement lawsuit against Lupin, Ltd., Lupin Pharmaceuticals, Inc. (collectively, Lupin), Mylan, Inc. and Mylan Pharmaceuticals, Inc. (collectively, Mylan) in the United States District Court for the District of New Jersey in response to Lupin's and Mylan's respective ANDAs seeking approval to market generic versions of Tibotec's PREZISTA® product before the expiration of Tibotec's patent relating to PREZISTA®. Lupin and Mylan each filed counterclaims alleging non-infringement and invalidity. In July 2011, Tibotec filed another patent infringement lawsuit against Lupin in the United States District Court for the District of New Jersey in response to Lupin's supplement to its ANDA to add new dosage strengths for its proposed product. In August 2011, Tibotec and G.D. Searle & Company (G.D. Searle) filed a patent infringement lawsuit against Lupin and Mylan in response to their notice letters advising that their ANDAs are seeking approval to market generic versions of Tibotec's PREZISTA® product before the expiration of two patents relating to PREZISTA® that Tibotec exclusively licenses from G.D. Searle.
In March 2011, Tibotec and G.D. Searle filed a patent infringement lawsuit against Teva Pharmaceuticals USA, Inc. and Teva Pharmaceuticals, Ltd. (collectively, Teva) in the United States District Court for the District of New Jersey in response to Teva's ANDA seeking approval to market a generic version of PREZISTA® before the expiration of certain patents relating to PREZISTA® that Tibotec either owns or exclusively licenses from G.D. Searle.
In March 2011, Tibotec filed a patent infringement lawsuit against Hetero Drugs, Ltd. Unit III and Hetero USA Inc. (collectively, Hetero) in the United States District Court for the District of New Jersey in response to Hetero's ANDA seeking approval to market a generic version of PREZISTA® before the expiration of certain patents relating to PREZISTA® that Tibotec exclusively licenses from G.D. Searle. In July 2011, upon agreement by the parties, the Court entered a stay of the lawsuit pending a final decision in the lawsuit against Teva with respect to the validity and/or enforceability of the patents that Tibotec licenses from G.D. Searle, with Hetero agreeing to be bound by such final decision.
In September 2011, the Court consolidated the above lawsuits, as well as lawsuits brought by the United States Government against each of the defendants for infringement of a United States Government-owned patent relating to PREZISTA®, for purposes of pre-trial discovery and trial, with the proviso that after discovery is completed, any party can move to have the cases de-consolidated for trial.
In May and June 2012, Janssen Products, LP and Janssen R&D Ireland (collectively, Janssen) and G.D. Searle filed a patent infringement lawsuit against Lupin, Teva and Mylan in the United States District Court for the District of New Jersey, alleging infringement of newly issued United States Reissue Patent No. Re42,889, which Janssen exclusively licenses from G.D. Searle. In August 2012, Janssen and G.D. Searle filed a patent infringement lawsuit against Lupin, Teva and Mylan in the United States District Court for the District of New Jersey, alleging infringement of newly issued United States Reissue Patent No. Re43,596, which Janssen exclusively licenses from G.D. Searle. These cases have been consolidated with the above lawsuits. In October 2012, Janssen filed a motion to file a Supplemental Complaint against Lupin, Teva and Mylan in the United States District Court for the District of New Jersey, alleging infringement of United States Patent Nos. 7,772,411 (Mylan only), 7,126,015 (Lupin and Teva only) and 7,595,408 (Lupin and Teva only). In January 2013, the Court permitted these three additional patents to be added to the consolidated action.
In each of the above lawsuits, Tibotec and Janssen are seeking an Order enjoining the defendants from marketing their generic versions of PREZISTA® before the expiration of the relevant patents.

OTHER INTELLECTUAL PROPERTY MATTERS

In September 2009, Centocor Ortho Biotech Products, L.P. (now Janssen Products, LP (JPLP)) intervened in an inventorship lawsuit filed by the University of Kansas Center for Research, Inc. (KUCR) against the United States of America (USA) in the United States District Court for the District of Kansas. KUCR alleges that two KUCR scientists should be added as inventors on two USA-owned patents relating to VELCADE®. The USA licensed the patents (and their foreign counterparts) to Millennium Pharmaceuticals, Inc. (MPI), who in turn sublicensed the patents (and their foreign counterparts) to JPLP for commercial marketing outside the United States. In July 2010, the parties reached a settlement agreement to resolve the disputes in this case and submitted the inventorship issue to arbitration, the outcome of which would determine whether pre-specified payments would be made to KUCR, but will not affect JPLP's right to market VELCADE®. The arbitration took place in December 2011 and a decision in favor of KUCR was issued in March 2012. As a result, JPLP will be required to make the aforementioned pre-specified payments to KUCR.
In December 2009, the State of Israel filed a lawsuit in the District Court in Tel Aviv Jaffa against Omrix Biopharmaceuticals, Inc. and various affiliates (Omrix). In the lawsuit, the State claims that an employee of a government-owned hospital was the inventor on several patents related to fibrin glue technology that the employee developed while he was a government employee. The State claims that he had no right to transfer any intellectual property to Omrix because it belongs to the State. The State is seeking damages plus royalties on QUIXIL™ and EVICEL™ products, or alternatively, transfer of the patents to the State.
In January 2011, Genentech, Inc. (Genentech) initiated an arbitration against UCB Celltech (Celltech) seeking damages for allegedly cooperating with Centocor, Inc. (now Janssen Biotech, Inc. (JBI)) to improperly terminate a prior agreement in which JBI was sublicensed under Genentech's Cabilly patents to sell REMICADE®. JBI has an indemnity agreement with Celltech, and Celltech asserted that JBI would be liable for any damages Celltech may be required to pay Genentech in that arbitration. Following an arbitration hearing in June 2012, the arbitrators issued a decision finding no liability for Celltech, and therefore, JBI is not liable for any potential indemnity claim. JBI has moved to recover its attorneys fees, costs and expenses.
In March 2012, Noramco, Inc. (Noramco) moved to intervene in three patent infringement lawsuits filed in the United States District Court for the Southern District of New York (SDNY) by Purdue Pharma L.P. and others (Purdue) against Noramco oxycodone customers, Impax Laboratories, Inc. (Impax), Teva Pharmaceuticals USA, Inc. (Teva) and Amneal Pharmaceuticals, LLC (Amneal). In February 2013, Noramco appeared on behalf of Noramco customers Watson Laboratories, Inc. - Florida and Andrx Labs, LLC (collectively, Watson/Andrx) in a similar lawsuit filed by Purdue in the SDNY. The lawsuits are in response to the defendants' respective ANDAs seeking approval to market generic extended release oxycodone products before the expiration of certain Purdue patents. Three of the asserted patents relate to oxycodone and processes for making oxycodone, and Noramco has agreed to defend the lawsuits on behalf of Impax, Teva, Amneal and Watson/Andrx. Although Noramco did not participate, in November 2012, a trial in a lawsuit brought by Purdue against another Noramco customer, Actavis Elizabeth, LLC (Actavis), took place. Because the active ingredient at issue in the Actavis lawsuit is the same as the active ingredient at issue in the above lawsuits, the District Court's decision in the Actavis case may affect those lawsuits. A decision from the District Court in the Actavis case is pending.
In August 2012, Dr. James M. Swanson (Swanson) filed a lawsuit against ALZA Corporation (ALZA) in the Northern District of California seeking to be added as an inventor on two ALZA-owned patents relating to CONCERTA®.  Alternatively, Dr. Swanson has alleged that the patents-in-suit are invalid and/or unenforceable as a result of ALZA's alleged omission of Dr. Swanson as a named inventor on the patents. Dr. Swanson is seeking damages and an award of unjust enrichment. ALZA filed a motion to dismiss Swanson's claims and oral argument is scheduled for February 2013.

GOVERNMENT PROCEEDINGS

Like other companies in the pharmaceutical and medical devices and diagnostics industries, Johnson & Johnson and certain of its subsidiaries are subject to extensive regulation by national, state and local government agencies in the United States and other countries in which they operate. As a result, interaction with government agencies is ongoing. The most significant litigation brought by, and investigations conducted by, government agencies are listed below. It is possible that criminal charges and substantial fines and/or civil penalties or damages could result from government investigations or litigation.

AVERAGE WHOLESALE PRICE (AWP) LITIGATION

Johnson & Johnson and several of its pharmaceutical subsidiaries (the J&J AWP Defendants), along with numerous other pharmaceutical companies, are defendants in a series of lawsuits in state and federal courts involving allegations that the pricing and marketing of certain pharmaceutical products amounted to fraudulent and otherwise actionable conduct because, among other things, the companies allegedly reported an inflated Average Wholesale Price (AWP) for the drugs at issue. Payors alleged that they used those AWPs in calculating provider reimbursement levels. Many of these cases, both federal actions and state actions removed to federal court, were consolidated for pre-trial purposes in a Multi-District Litigation (MDL) in the United States District Court for the District of Massachusetts.
The plaintiffs in these cases included three classes of private persons or entities that paid for any portion of the purchase of the drugs at issue based on AWP, and state government entities that made Medicaid payments for the drugs at issue based on AWP. In June 2007, after a trial on the merits, the MDL Court dismissed the claims of two of the plaintiff classes against the J&J AWP Defendants. In March 2011, the Court dismissed the claims of the third class against the J&J AWP Defendants without prejudice.
AWP cases brought by various Attorneys General have proceeded to trial against other manufacturers. Several state cases against certain subsidiaries of Johnson & Johnson have been settled, including Kentucky, which had been set for trial in January 2012 and Kansas which had been set for trial in March 2013. Louisiana and Mississippi are set for trial in October 2013, Illinois is set for trial in May 2014, and Alaska is set for trial in July 2014. Other state cases are likely to be set for trial in due course. In addition, an AWP case against the J&J AWP Defendants brought by the Commonwealth of Pennsylvania was tried in Commonwealth Court in October and November 2010. The Court found in the Commonwealth's favor with regard to certain of its claims under the Pennsylvania Unfair Trade Practices and Consumer Protection Law (“UTPL”), entered an injunction, and awarded $45 million in restitution and $6.5 million in civil penalties. The Court found in the J&J AWP Defendants' favor on the Commonwealth's claims of unjust enrichment, misrepresentation/fraud, civil conspiracy, and on certain of the Commonwealth's claims under the UTPL. The J&J AWP Defendants have appealed the Commonwealth Court's UTPL ruling to the Pennsylvania Supreme Court. The Company believes that the J&J AWP Defendants have strong arguments supporting their appeal. Because the Company believes that the potential for an unfavorable outcome is not probable, it has not established an accrual with respect to the verdict.

RISPERDAL®

In January 2004, Janssen Pharmaceutica Inc. (Janssen Pharmaceutica) (now Janssen Pharmaceuticals, Inc. (JPI)) received a subpoena from the Office of the Inspector General of the United States Office of Personnel Management seeking documents concerning sales and marketing of, any and all payments to physicians in connection with sales and marketing of, and clinical trials for, RISPERDAL® from 1997 to 2002. Documents subsequent to 2002 have also been requested by the Department of Justice. An additional subpoena seeking information about marketing of, and adverse reactions to, RISPERDAL® was received from the United States Attorney's Office for the Eastern District of Pennsylvania in November 2005. Numerous subpoenas seeking testimony from various witnesses before a grand jury were also received. JPI cooperated in responding to these requests for documents and witnesses. The United States Department of Justice and the United States Attorney's Office for the Eastern District of Pennsylvania (the Government) are continuing to actively pursue both criminal and civil actions. In February 2010, the Government served Civil Investigative Demands seeking additional information relating to sales and marketing of RISPERDAL® and sales and marketing of INVEGA®. The focus of these matters is the alleged promotion of RISPERDAL® and INVEGA® for off-label uses. The Government has notified JPI that there are also pending qui tam actions alleging off-label promotion of RISPERDAL®. The Government informed JPI that it will intervene in these qui tam actions and file a superseding complaint.
In 2011, discussions to resolve criminal penalties under the Food Drug and Cosmetic Act related to the promotion of RISPERDAL® resulted in an agreement in principle with the United States Attorney's Office for the Eastern District of Pennsylvania on key issues relevant to a disposition of criminal charges pursuant to a single misdemeanor violation of the Food Drug and Cosmetic Act, but certain issues remain open before a settlement can be finalized. During 2011, the Company accrued amounts to cover the financial component of the proposed criminal settlement.
In 2012, the Company also reached an agreement in principle with the United States Department of Justice to settle three pending civil False Claims Act matters that are pending in (1) the Eastern District of Pennsylvania concerning sales and marketing of RISPERDAL® and INVEGA®; (2) the Northern District of California regarding the sales and marketing of NATRECOR®, discussed separately below; and (3) the District of Massachusetts alleging that the defendants provided the Omnicare, Inc. (Omnicare) long-term care pharmacy with rebates and other payments regarding RISPERDAL® and other products, discussed separately below. Assuming these agreements are finalized, they will resolve the federal government's claims under the federal False Claims Act, resolve all pending state and federal government litigation regarding Omnicare and NATRECOR®, and settle the RISPERDAL® Medicaid-related claims for those states that opt into the settlement. With the tentative settlement agreements described above, issues remain open that must be resolved before the settlements can be finalized.
The Company has accrued amounts, including an additional accrual made in the second quarter of 2012, to cover these tentative settlement agreements. However, the settlements will not resolve all pending state litigation matters regarding RISPERDAL®, and some states may elect to opt out of the settlements. To the extent any state has a claim and has or will elect to opt out of these settlements, the Company has accrued an amount equal to what that state would receive if it was participating in the settlements. Among other states, Arkansas, Louisiana and South Carolina are not expected to participate in the settlements (as discussed below). Because the Company believes there are strong arguments on appeal in those cases, the Company has only accrued an amount equal to what these states would receive if they participated in the settlements.
In addition, the Attorneys General of multiple states, including Alaska, Arkansas, Louisiana, Massachusetts, Mississippi, Montana, New Mexico, South Carolina, and Utah, have pending actions against Janssen Pharmaceutica (now JPI) seeking one or more of the following remedies: reimbursement of Medicaid or other public funds for RISPERDAL® prescriptions written for off-label use, compensation for treating their citizens for alleged adverse reactions to RISPERDAL®, civil fines or penalties, damages for “overpayments” by the state and others, violations of state consumer fraud statutes, punitive damages, or other relief relating to alleged unfair business practices. Certain of these actions also seek injunctive relief relating to the promotion of RISPERDAL®. In January 2012, JPI settled a lawsuit filed by the Attorney General of Texas. In April 2012, in the lawsuit brought by the Attorney General of Arkansas, the jury found against both JPI and Johnson & Johnson, and the Court imposed penalties in the amount of approximately $1.2 billion. JPI and Johnson & Johnson have filed an appeal and believe that they have strong arguments supporting the appeal. In January 2013, the same court awarded attorney fees of approximately $180 million. This judgment will also be appealed.
The Attorney General of West Virginia commenced suit in 2004 against Janssen Pharmaceutica (now JPI) based on claims of alleged consumer fraud as to DURAGESIC®, as well as RISPERDAL®. JPI was found liable and damages were assessed at $4.5 million. JPI filed an appeal, and in November 2010, the West Virginia Supreme Court reversed the trial court's decision. In December 2010, the Attorney General of West Virginia dismissed the case as it related to RISPERDAL® without any payment. Thereafter, JPI settled the case insofar as it related to DURAGESIC®.
In 2004, the Attorney General of Louisiana filed a multi-count Complaint against Janssen Pharmaceutica (now JPI). Johnson & Johnson was later added as a defendant. The case was tried in October 2010. The issue tried to the jury was whether Johnson & Johnson or JPI had violated the State's Medicaid Fraud Act (the Act) through misrepresentations allegedly made in the mailing of a November 2003 Dear Health Care Professional letter regarding RISPERDAL®. The jury returned a verdict that JPI and Johnson & Johnson had violated the Act and awarded $257.7 million in damages. The trial judge subsequently awarded the Attorney General counsel fees and expenses in the amount of $73 million. In August 2012, an interlocutory appellate court affirmed the judgment. In January 2013, the Louisiana Supreme Court accepted Johnson & Johnson and JPI's request for appeal. Oral argument on the appeal has been set for March 2013.
In 2007, the Office of General Counsel of the Commonwealth of Pennsylvania filed a lawsuit against Janssen Pharmaceutica (now JPI) on a multi-Count Complaint related to Janssen Pharmaceutica's sale of RISPERDAL® to the Commonwealth's Medicaid program. The trial occurred in June 2010. The trial judge dismissed the case after the close of the plaintiff's evidence. The Commonwealth filed an appeal in April 2011, and in July 2012, the Pennsylvania Appeals Court upheld the dismissal of the Commonwealth's case.
In 2007, the Attorney General of South Carolina filed a lawsuit against Johnson & Johnson and Janssen Pharmaceutica (now JPI) on several counts. In March 2011, the matter was tried on liability only, at which time the lawsuit was limited to claims of violation of the South Carolina Unfair Trade Practice Act, including, among others, questions of whether Johnson & Johnson or JPI engaged in unfair or deceptive acts or practices in the conduct of any trade or commerce by distributing the November 2003 Dear Health Care Professional letter regarding RISPERDAL® or in their use of the product's FDA-approved label. The jury found in favor of Johnson & Johnson and against JPI. In June 2011, the Court awarded civil penalties of approximately $327.1 million. JPI has appealed this judgment and the Company believes it has strong arguments supporting the appeal. Oral argument on the appeal has been set before the South Carolina Supreme Court for March 2013.
The Attorneys General of approximately 40 other states and the District of Columbia indicated an interest in pursuing similar litigation against JPI, and obtained a tolling agreement staying the running of the statute of limitations while they pursued an investigation of JPI regarding potential consumer fraud actions in connection with the marketing of RISPERDAL®. In September 2012, JPI settled with 36 of the states and the District of Columbia non-Medicaid claims in connection with the sales and marketing of RISPERDAL® and INVEGA® for a total of approximately $181 million, an amount which had been previously accrued.
In the Company's opinion, the ultimate resolution of any of the above RISPERDAL® matters is not expected to have a material adverse effect on the Company's financial position, although the resolution in any reporting period could have a material impact on the Company's results of operations and cash flows for that period.

OMNICARE

In September 2005, Johnson & Johnson received a subpoena from the United States Attorney's Office for the District of Massachusetts, seeking documents related to the sales and marketing of eight drugs to Omnicare, Inc. (Omnicare), a manager of pharmaceutical benefits for long-term care facilities. In April 2009, Johnson & Johnson and certain of its pharmaceutical subsidiaries were served in two civil qui tam cases asserting claims under the Federal False Claims Act and related state law claims alleging that the defendants provided Omnicare with rebates and other alleged kickbacks, causing Omnicare to file false claims with Medicaid and other government programs. In January 2010, the government intervened in both of these cases, naming Johnson & Johnson, Ortho-McNeil-Janssen Pharmaceuticals, Inc. (now Janssen Pharmaceuticals, Inc. (JPI)), and Johnson & Johnson Health Care Systems Inc. as defendants. Subsequently, the Commonwealth of Massachusetts, Virginia, and Kentucky, and the States of California and Indiana intervened in the action. In February 2011, the United States District Court for the District of Massachusetts dismissed one qui tam case entirely and dismissed the other case in part, rejecting allegations that the defendants had violated their obligation to report its “best price” to health care program officials. The claims of the United States and individual states remain pending. In June 2012, the parties were granted their joint motion to stay the case pending resolution of the potential settlement discussed in the RISPERDAL® section above.
In November 2005, a lawsuit was filed by Scott Bartz, a former employee, in the United States District Court for the Eastern District of Pennsylvania against Johnson & Johnson and certain of its pharmaceutical subsidiaries (the J&J Defendants), along with co-defendants McKesson Corporation (McKesson) and Omnicare, Inc. In February 2011, the plaintiff filed an amended complaint. Thereafter, on the J&J Defendants' motion, the case was transferred to the United States District Court for the District of Massachusetts, where it is currently pending. The amended complaint alleges a variety of causes of action under the Federal False Claims Act and corresponding state and local statutes, including that the J&J Defendants engaged in various improper transactions that were allegedly designed to report false prescription drug prices to the federal government in order to reduce the J&J Defendants' Medicaid rebate obligations. The complaint further alleges that the J&J Defendants improperly retaliated against the plaintiff for having raised these allegations internally. Bartz seeks multiple forms of relief, including damages and reinstatement to a position with the same seniority status. The J&J Defendants subsequently moved to dismiss the complaint in May 2011. In March 2012, the District Court dismissed Bartz's claims under the Federal False Claims Act, and declined to exercise supplemental jurisdiction over numerous related claims under state false claims act statutes. The District Court, however, denied the dismissal motion with regard to Bartz's claims that he was retaliated against in violation of the Federal False Claims Act and in violation of New Jersey's Conscientious Employee Protection Act. In February 2013, the parties entered into a settlement agreement to resolve all of Bartz's claims and filed a joint motion to dismiss the lawsuit, with prejudice; the District Court granted the motion to dismiss all claims.

MCNEIL CONSUMER HEALTHCARE

Starting in June 2010, McNeil Consumer Healthcare Division of McNEIL-PPC, Inc. (McNeil Consumer Healthcare) and certain affiliates, including Johnson & Johnson (the Companies), received grand jury subpoenas from the United States Attorney's Office for the Eastern District of Pennsylvania requesting documents broadly relating to recalls of various products of McNeil Consumer Healthcare, and the FDA inspections of the Fort Washington, Pennsylvania and Lancaster, Pennsylvania manufacturing facilities, as well as certain documents relating to recalls of a small number of products of other subsidiaries. In addition, in February 2011, the government served McNEIL-PPC, Inc. (McNEIL-PPC) with a Civil Investigative Demand seeking records relevant to its investigation to determine if there was a violation of the Federal False Claims Act. The Companies are cooperating with the United States Attorney's Office in responding to these subpoenas.
The Companies have also received Civil Investigative Demands from multiple State Attorneys General Offices broadly relating to the McNeil recall issues. The Companies continue to cooperate with these inquiries. In January 2011, the Oregon Attorney General filed a civil complaint against Johnson & Johnson, McNEIL-PPC and McNeil Healthcare LLC in state court alleging civil violations of the Oregon Unlawful Trade Practices Act relating to an earlier recall of a McNeil OTC product. In November 2012, the state court granted a motion by the Companies to dismiss Oregon's complaint in its entirety, with prejudice.  In December 2012, Oregon filed a Notice of Appeal in the Court of Appeals of the State of Oregon.
In March 2011, the United States filed a complaint for injunctive relief in the United States District Court for the Eastern District of Pennsylvania against McNEIL-PPC and two of its employees, alleging that McNEIL-PPC is in violation of FDA regulations regarding the manufacture of drugs at the facilities it operates in Lancaster, Pennsylvania, Fort Washington, Pennsylvania, and Las Piedras, Puerto Rico. On the same day, the parties filed a consent decree of permanent injunction resolving the claims set forth in the complaint. The Court approved and entered the consent decree on March 16, 2011.
The consent decree, which is subject to ongoing enforcement by the Court, requires McNEIL-PPC to take enhanced measures to remediate the three facilities. The Fort Washington facility, which was voluntarily shut down in April 2010, will remain shut down until a third-party consultant certifies that its operations will be in compliance with applicable law, and the FDA concurs with the third-party certification. The Lancaster and Las Piedras facilities may continue to manufacture and distribute drugs, provided that a third party reviews manufacturing records for selected batches of drugs released from the facilities, and certifies that any deviations reviewed do not adversely affect the quality of the selected batches. McNEIL-PPC submitted a workplan to the FDA for remediation of the Lancaster and Las Piedras facilities, and that plan was approved by the FDA in October 2012. Third-party batch record review may cease if the FDA has stated that the facilities appear to be in compliance with applicable law. Each facility is subject to a five-year audit period by a third party after the facility has been deemed by the FDA to be in apparent compliance with applicable law.

OTHER

In July 2005, Scios Inc. (Scios) received a subpoena from the United States Attorney's Office for the District of Massachusetts, seeking documents related to the sales and marketing of NATRECOR®. In August 2005, Scios was advised that the investigation would be handled by the United States Attorney's Office for the Northern District of California in San Francisco. In February 2009, two qui tam complaints were unsealed in the United States District Court for the Northern District of California, alleging, among other things, improper activities in the promotion of NATRECOR®. In June 2009, the United States government intervened in one of the qui tam actions, and filed a complaint against Scios and Johnson & Johnson seeking relief under the Federal False Claims Act and asserting a claim of unjust enrichment. In October 2011, the criminal matter was resolved. The civil case has been stayed pending resolution of the potential settlement discussed in the RISPERDAL® section above.
In June 2008, Johnson & Johnson received a subpoena from the United States Attorney's Office for the District of Massachusetts relating to the marketing of biliary stents by Cordis Corporation (Cordis). In February 2012, the government informed Cordis that it was closing its investigation. In addition, in January 2010, a complaint was unsealed in the United States District Court for the Northern District of Texas, filed by Kevin Colquitt, seeking damages against Cordis and other parties for alleged violations of the Federal False Claims Act and several similar state laws in connection with the marketing of biliary stents. The United States Department of Justice and several states declined to intervene. In January 2013, the Court granted Cordis's motion to dismiss the claims against Cordis, with prejudice. Plaintiff has appealed.
In September 2011, Synthes, Inc. (Synthes) received a Civil Investigative Demand issued pursuant to the False Claims Act from the United States Attorney's Office for the Eastern District of Pennsylvania. The Demand sought information regarding allegations that fellowships had been offered to hospitals in exchange for agreements to purchase products. Synthes has produced documents and information in response to the Demand and is cooperating with the inquiry.
In October 2011, the European Commission (EC) announced that it opened an investigation concerning an agreement between Janssen-Cilag B.V. (Janssen-Cilag) and Sandoz B.V. relating to the supply of fentanyl patches in The Netherlands and whether the agreement infringes European competition law. In January 2013, the EC issued a Statement of Objections setting out facts regarding a potential violation of EU antitrust laws. Janssen-Cilag is preparing a response to the Statement of Objections.
In April 2012, Janssen Pharmaceuticals, Inc. (JPI) received a letter requesting certain documents from the United States Department of Justice relating to the marketing and promotion of DORIBAX®. JPI has provided documents and continues to cooperate with this government inquiry.
In May 2012, Acclarent, Inc. (Acclarent) received a subpoena from the United States Attorney's Office for the District of Massachusetts requesting documents broadly relating to the sales, marketing and promotion by Acclarent of RELIEVA STRATUS™ MicroFlow Spacer products. Acclarent is cooperating with the United States Attorney's Office in responding to the subpoena.
In August 2012, DePuy Orthopaedics, Inc., DePuy, Inc. (now DePuy Synthes, Inc. (DePuy Synthes)), and Johnson & Johnson Services, Inc. received an informal request from the United States Attorney's Office for the District of Massachusetts and the Civil Division of the United States Department of Justice for the production of materials relating to the ASR™ XL Hip device.  The government has since made additional informal requests for the production of documents as to the device. The government is investigating whether any person or entity submitted or caused to be submitted false claims or false statements affecting federal health care programs in connection with the marketing and use of the ASR™ XL Hip device.  DePuy Orthopaedics, Inc., DePuy Synthes, and Johnson & Johnson Services, Inc. have voluntarily produced documents in response to the government's informal requests and are fully cooperating with the government's civil investigation.
In October 2012, Johnson & Johnson was contacted by the California Attorney General's office regarding a multi-state Attorney General investigation of the marketing of surgical mesh products for hernia and urogynecological purposes by Johnson & Johnson subsidiaries. Johnson & Johnson and its subsidiaries have since entered into a tolling agreement with the 42 states participating in the multi-state investigation.
In December 2012, Therakos, Inc. (Therakos), formerly a subsidiary of Johnson & Johnson and part of the Ortho-Clinical Diagnostics, Inc. (OCD) franchise, received a letter from the civil division of the United States Attorney's Office for the Eastern District of Pennsylvania informing Therakos that the United States Attorney's Office was investigating the sales and marketing of UVADEX® (methoxsalen) and the UVAR XTS® System during the period 2000 to the present. The United States Attorney's Office requested that OCD and Johnson & Johnson preserve documents that could relate to the investigation. Therakos was subsequently acquired by an affiliate of Gores Capital Partners III, L.P. OCD and Johnson & Johnson retain certain liabilities that may result from the investigation for activity that occurred prior to the sale of Therakos, and have taken appropriate steps to retain potentially relevant documents and will cooperate with the United States Attorney's Office's investigation with respect to such activity.
In recent years, Johnson & Johnson has received numerous requests from a variety of United States Congressional Committees to produce information relevant to ongoing congressional inquiries. It is the policy of Johnson & Johnson to cooperate with these inquiries by producing the requested information.

GENERAL LITIGATION

Starting in July 2006, five lawsuits were filed in United States District Court for the District of New Jersey by various employers and employee benefit plans and funds seeking to recover amounts they paid for RISPERDAL® for plan participants. In general, Plaintiffs allege that Johnson & Johnson and certain of its pharmaceutical subsidiaries engaged in off-label marketing of RISPERDAL® in violation of the federal and New Jersey RICO statutes. In addition, Plaintiffs asserted various state law claims. All of the cases were consolidated into one case seeking class action status, but shortly thereafter, one action was voluntarily dismissed. In December 2008, the Court dismissed the actions of the four remaining plaintiffs. In April 2010, those plaintiffs filed a new consolidated class action against Johnson & Johnson and Janssen, L.P. (now Janssen Pharmaceuticals, Inc.); and in March 2011, that action was dismissed. In April 2011, one of those plaintiffs filed a notice of appeal with the United States Court of Appeals for the Third Circuit. That appeal was dismissed in July 2011.
In April 2009, Ortho-Clinical Diagnostics, Inc. (OCD) received a grand jury subpoena from the United States Department of Justice, Antitrust Division, requesting documents and information for the period beginning September 1, 2000 through the present, pertaining to an investigation of alleged violations of the antitrust laws in the blood reagents industry. OCD complied with the subpoena. In February 2011, OCD received a letter from the Antitrust Division indicating that it had closed its investigation in November 2010. In June 2009, following the public announcement that OCD had received a grand jury subpoena, multiple class action complaints were filed against OCD by direct purchasers seeking damages for alleged price fixing. The various cases were consolidated for pre-trial purposes in the United States District Court for the Eastern District of Pennsylvania as In re Blood Reagent Antitrust Litigation. In August 2012, the District Court granted a motion filed by Plaintiffs for class certification. OCD requested interlocutory review of the class certification decision, and in October 2012, the Appellate Court granted OCD's petition for interlocutory review.
In April 2010, a putative class action lawsuit was filed in the United States District Court for the Northern District of California by representatives of nursing home residents or their estates against Johnson & Johnson, Omnicare, Inc. (Omnicare), and other unidentified companies or individuals. In February 2011, Plaintiffs filed a second amended complaint asserting that certain rebate agreements between Johnson & Johnson and Omnicare increased the amount of money spent on pharmaceuticals by the nursing home residents and violated the Sherman Act and the California Business & Professions Code. The second amended complaint also asserted a claim of unjust enrichment. Plaintiffs sought multiple forms of monetary and injunctive relief. Johnson & Johnson moved to dismiss the second amended complaint in March 2011. The Court granted the motion in its entirety in August 2011, dismissing all claims asserted by Plaintiffs. In October 2011, the Court dismissed the action with prejudice. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the Ninth Circuit in November 2011.  In February 2012, Plaintiffs stipulated to a voluntary dismissal of the matter, with prejudice.  Pursuant to the terms of the stipulation, the Ninth Circuit dismissed the case in its entirety in March 2012.
Starting in May 2010, multiple complaints seeking class action certification related to the McNeil recalls have been filed against McNeil Consumer Healthcare and certain affiliates, including Johnson & Johnson, in the United States District Court for the Eastern District of Pennsylvania, the Northern District of Illinois, the Central District of California, the Southern District of Ohio and the Eastern District of Missouri. These consumer complaints allege generally that purchasers of various McNeil medicines are owed monetary damages and penalties because they paid premium prices for defective medications rather than less expensive alternative medications. All but one complaint seeks certification of a nation-wide class of purchasers of these medicines, whereas one complaint, the Harvey case, seeks certification of a class of MOTRIN® IB purchasers in Missouri. In October 2010, the Judicial Panel on Multidistrict Litigation consolidated all of the consumer complaints, except for the Harvey case, which was consolidated in March 2011, into one lawsuit: In re: McNeil Consumer Healthcare, et al., Marketing and Sales Practices Litigation, for pretrial proceedings in the United States District Court for the Eastern District of Pennsylvania. In January 2011, the plaintiffs in all of the cases except the Harvey case filed a Consolidated Amended Civil Consumer Class Action Complaint (CAC) naming additional parties and claims. In July 2011, the Court granted a motion by Johnson & Johnson to dismiss the CAC without prejudice, but permitted the plaintiffs to file an amended complaint within thirty days of the dismissal order. In August 2011, the plaintiffs filed a Second Amended Civil Consumer Class Action Complaint (SAC). In July 2012, the Court granted Johnson & Johnson's motion to dismiss the SAC with prejudice.
Separately, in September 2011, Johnson & Johnson, Johnson & Johnson Inc. and McNeil Consumer Healthcare Division of Johnson & Johnson Inc. received a Notice of Civil Claim filed by Nick Field in the Supreme Court of British Columbia, Canada (the BC Civil Claim). The BC Civil Claim is a putative class action brought on behalf of persons who reside in British Columbia and who purchased during the period between September 20, 2001 and the present one or more various McNeil infants' or children's over-the-counter medicines that were manufactured at the Fort Washington facility. The BC Civil Claim alleges that the defendants violated the BC Business Practices and Consumer Protection Act, and other Canadian statutes and common laws, by selling medicines that were allegedly not safe and/or effective or did not comply with Canadian Good Manufacturing Practices. The BC plaintiff served their affidavits in support of class certification in April 2012. The defendants responding affidavits were served in June 2012. The date for hearing of the certification application has not yet been scheduled.
In September 2010, a shareholder, Ronald Monk, filed a lawsuit in the United States District Court for the District of New Jersey seeking class certification and alleging that Johnson & Johnson and certain individuals, including executive officers and employees of Johnson & Johnson, failed to disclose that a number of manufacturing facilities failed to maintain current good manufacturing practices, and that as a result, the price of the Company's stock declined significantly. Plaintiff seeks to pursue remedies under the Securities Exchange Act of 1934 to recover his alleged economic losses. In December 2011, a motion by Johnson & Johnson to dismiss was granted in part and denied in part. Plaintiff moved the Court to reconsider part of the December 2011 ruling. Defendants filed answers to the remaining claims of the Amended Complaint in February 2012 and the case is proceeding to discovery. In May 2012, the Court denied Plaintiff's motion for reconsideration. In September 2012, Plaintiff filed a Second Amended Complaint and Johnson & Johnson has moved to dismiss Plaintiff's Second Amended Complaint in part.
In April 2011, OMJ Pharmaceuticals, Inc. (OMJ PR) filed a lawsuit against the United States in United States District Court for the District of Puerto Rico alleging overpayment of federal income taxes for the tax years ended November 30, 1999 and November 30, 2000. OMJ PR alleges that the Internal Revenue Service erroneously calculated OMJ PR's tax credits under Section 936 of the Tax Code. OMJ PR filed a motion for summary judgment, and the United States filed a cross motion for summary judgment. In October 2012, the Court granted the United States' motion for summary judgment and denied OMJ PR's motion for summary judgment. OMJ PR appealed this decision. If OMJ PR loses this lawsuit, it may face liability for subsequent tax years.
In August 2011, an arbitration panel ruled that Mitsubishi Tanabe Pharma Corporation (Tanabe), Janssen Biotech, Inc.'s (JBI's) distributor of REMICADE® in Japan, could seek to modify the proportion of net sales revenue that Tanabe must remit to JBI in exchange for distribution rights and commercial supply of REMICADE® (the Supply Price). Tanabe commenced the arbitration against Centocor Ortho Biotech, Inc. (now JBI) in 2009 pursuant to the parties' distribution agreement, which grants Tanabe the right to distribute REMICADE® in Japan and certain other parts of Asia. JBI has counterclaimed for an increase in the Supply Price. A hearing was held in November 2011 to determine the appropriate split of revenue and the parties are awaiting a decision.
Johnson & Johnson or its subsidiaries are also parties to a number of proceedings brought under the Comprehensive Environmental Response, Compensation, and Liability Act, commonly known as Superfund, and comparable state, local or foreign laws in which the primary relief sought is the cost of past and/or future remediation.
SHAREHOLDER DERIVATIVE ACTIONS

Starting in April 2010, a number of shareholder derivative lawsuits were filed in the United States District Court for the District of New Jersey against certain current and former directors and officers of Johnson & Johnson. Johnson & Johnson is named as a nominal defendant. These actions were consolidated in August 2010 into one lawsuit: In re Johnson & Johnson Derivative Litigation. Additionally, in September 2010, another shareholder derivative lawsuit was filed by Michael Wolin in New Jersey Superior Court against certain current and former directors and officers of Johnson & Johnson. Johnson & Johnson is named as a nominal defendant in this action as well. The parties to this action have stipulated that it shall be stayed until the In re Johnson & Johnson Derivative Litigation is completely resolved.
These shareholder derivative actions are similar in their claims and collectively they assert a variety of alleged breaches of fiduciary duties, including, among other things, that the defendants allegedly engaged in, approved of, or failed to remedy or prevent defective medical devices, improper pharmaceutical rebates, improper off-label marketing of pharmaceutical and medical device products, violations of current good manufacturing practice regulations that resulted in product recalls, and that they failed to disclose the aforementioned alleged misconduct in the Company's filings under the Securities Exchange Act of 1934. Each complaint seeks a variety of relief, including monetary damages and corporate governance reforms. Johnson & Johnson moved to dismiss these actions on the grounds, inter alia, that the plaintiffs failed to make a demand upon the Board of Directors. In September 2011, In re Johnson & Johnson Derivative Litigation was dismissed without prejudice and with leave to file an amended complaint.
Johnson & Johnson filed a report in the In re Johnson & Johnson Derivative Litigation matter in July 2011, prepared by a Special Committee of the Board of Directors, which investigated the allegations contained in the derivative actions and in a number of shareholder demand letters that the Board received in 2010 raising similar issues. The Special Committee was assisted in its investigation by independent counsel. The Special Committee's report recommended: i) that Johnson & Johnson reject the shareholder demands and take whatever steps are necessary or appropriate to secure dismissal of the derivative litigation and ii) that the Board of Directors create a new Regulatory and Compliance Committee charged with responsibility for monitoring and oversight of the Company's Health Care Compliance and Quality & Compliance systems and issues. The Board of Directors of Johnson & Johnson unanimously adopted the Special Committee's recommendations, and in April 2012, the Board of Directors created the Regulatory, Compliance & Government Affairs Committee.
In August 2011, two shareholders who had submitted shareholder demand letters in 2010 filed shareholder derivative lawsuits in the United States District Court for the District of New Jersey naming various current and former officers and directors as defendants and challenging the Board's rejection of their demands. In November 2011, the Court consolidated these two cases into Copeland v. Prince. Johnson & Johnson secured an extension of time to respond to the complaint.
Two additional shareholder derivative lawsuits were filed in May 2011 in the United States District Court for the District of New Jersey, and two other shareholder derivative lawsuits were filed in New Jersey Superior Court in May 2011 and August 2011, all naming current directors of Johnson & Johnson as defendants and Johnson & Johnson as the nominal defendant. The complaints allege breaches of fiduciary duties related to the Company's compliance with the Foreign Corrupt Practices Act and participation in the United Nations Iraq Oil For Food Program, that the Company has suffered damages as a result of those alleged breaches, and that the defendants failed to disclose the alleged misconduct in the Company's filings under the Securities Exchange Act of 1934. Plaintiffs seek monetary damages, and the state court plaintiffs also seek corporate governance reforms. The federal lawsuits were consolidated in July 2011 into In re J&J FCPA Derivative Shareholder Litigation, and an amended consolidated complaint was filed in August 2011. In October 2011, Johnson & Johnson moved to dismiss the consolidated federal lawsuit on the grounds that the plaintiffs failed to make a demand upon the Board of Directors. The plaintiffs secured an extension of time to respond to the motion. The state lawsuits were consolidated in November 2011 into In re J&J Shareholder Derivative Litigation, and a consolidated complaint was filed in December 2011. In January 2012, Johnson & Johnson moved to dismiss or stay the state lawsuits pending resolution of the federal lawsuit and moved to dismiss on the ground that the plaintiffs failed to make a demand on the Board of Directors. In May 2012, the Court granted a motion by Johnson & Johnson to stay the state lawsuits pending resolution of In re J&J FCPA Derivative Shareholder Litigation.
In July 2012, the parties in each of the shareholder derivative cases pending in federal court discussed above (specifically, In re Johnson & Johnson Derivative Litigation, Copeland v. Prince, and In re J&J FCPA Derivative Shareholder Litigation) filed a Stipulation of Settlement to permanently resolve all of the actions in their entirety. In October 2012, the settlement was approved by the Court. In November 2012, a notice of appeal was filed in the United States Court of Appeals for the Third Circuit by a shareholder who objected to the approval of the settlement in the District Court on the grounds that the lawsuit and the settlement did not provide any benefit to the Company, and that plaintiffs' counsel had requested an excessive fee award.
In June 2012, two other shareholders who had submitted a shareholder demand letter in March 2010, the New Jersey Building Laborers Annuity and the New Jersey Building Laborers Pension Funds, filed an additional shareholder derivative lawsuit in New Jersey Superior Court naming various current and former officers and directors as defendants and also challenging the Board's rejection of their demands. This shareholder derivative lawsuit purports to allege the same claims that are the subject of the settlement described above. The parties to this action had entered into a consent order staying the action pending final approval of the settlement discussed above. In November 2012, the plaintiffs agreed to voluntarily dismiss the action.
In September 2011, two additional shareholder derivative lawsuits were filed in the United States District Court for the District of New Jersey by Donovan Spamer and The George Leon Family Trust naming current directors and one former director of Johnson & Johnson as defendants and Johnson & Johnson as the nominal defendant. These lawsuits allege that the defendants breached their fiduciary duties in their decisions with respect to the compensation of the Chief Executive Officer during the period from 2008 through 2011, and that the defendants made misleading statements in the Company's annual proxy statements. Both of these lawsuits have been voluntarily dismissed without prejudice, but a similar lawsuit on behalf of The George Leon Family Trust was refiled in July 2012. That lawsuit seeks a variety of relief, including monetary damages, injunctive relief, and corporate governance reforms. The above settlement does not resolve these potential claims. The Board of Directors' evaluation of these allegations is ongoing.